LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of operating lease liabilities
2021		¥ 32,255
2022	¥ 28,203	13,582
2023	7,034	710
2024	3,550
2025	382
Total undiscounted lease payments	39,169	46,547
Imputed interest	(213)	(3,045)
Total lease liabilities	¥ 38,956	¥ 43,502